Bank Deposits	12 Months Ended
Dec. 31, 2016
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
Bank Deposits

NOTE 14 – Bank Deposits

Deposits consist of money market and savings accounts, certificates of deposit, and demand deposits. Deposits at December 31, 2016 and 2015, were as follows (in thousands):

	December 31,
	2016	2015
Money market and savings accounts	$11,264,285	$6,429,780
Demand deposits (interest-bearing)	253,545	185,275
Certificates of deposit	3,901	15,087
Demand deposits (non-interest-bearing)	5,752	8,214
	$11,527,483	$6,638,356

The weighted-average interest rate on deposits was 0.09% and 0.17% at December 31, 2016 and 2015, respectively.

Scheduled maturities of certificates of deposit at December 31, 2016 and 2015, were as follows (in thousands):

	December 31,
	2016	2015
Certificates of deposit, less than $100:
Within one year	$1,213	$4,863
One to three years	855	2,356
Three to five years	—	145
Over five years	—	—
	$2,068	$7,364
Certificates of deposit, $100 and greater:
Within one year	$877	$5,464
One to three years	956	1,975
Three to five years	—	284
Over five years	—	—
	1,833	7,723
	$3,901	$15,087

At December 31, 2016 and 2015, the amount of deposits includes related party deposits, primarily brokerage customers’ deposits from Stifel of $11.5 billion and $6.6 billion, respectively, and interest-bearing and time deposits of executive officers, directors, and their affiliates of $0.5 million and $0.3 million, respectively.